As filed with the Securities and Exchange Commission on December 19, 2001

                                                         File Nos.
                                                         33-9994
                                                         811-4894

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  FORM N- 1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

      Pre-Effective Amendment No.

      Post-Effective Amendment No.   23                        (X)
                                   ------

                                    and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

      Amendment No.   24                                       (X)
                    ------

                            FRANKLIN MANAGED TRUST
                            ----------------------
              (Exact Name of Registrant as Specified in Charter)

                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906 (Address of
              Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, Including Area Code (650) 312-2000
                                                          --------------

         MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         -----------------------------------------------------------------
              (Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b)
[x] on January 1, 2002 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on [date] pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on [date] pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment

The Registrant's Class A, B and C prospectus and statement of additional information dated February 1, 2001, as filed with the Securities and Exchange Commission under Form Type 485BPOS on January 30, 2001 (File Nos. 33-9994 and 811-4894) are hereby incorporated by reference.


158 P-1

                        SUPPLEMENT DATED JANUARY 1, 2002
                              TO THE PROSPECTUS OF
                         FRANKLIN RISING DIVIDENDS FUND
                             DATED FEBRUARY 1, 2001


The prospectus is amended as follows:

I. As of January 1, 2002, the Fund offers four classes of shares: Class A, Class B, Class C, and Class R.

II.  The section "Fees and Expenses" on page 8 is replaced with the following:

[Insert graphic of percentage sign] FEES AND EXPENSES
                                    -----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                               CLASS A  CLASS B  CLASS C  CLASS R/1
-------------------------------------------------------------------
Maximum sales charge (load)
as a percentage of offering    5.75%    4.00%    1.99%    1.00%
price
  Load imposed on purchases    5.75%    None     1.00%    None
  Maximum deferred sales
charge                        None/2    4.00%/3  0.99%/4  1.00%
  (load)
  Redemption Fee/5             2.00%    2.00%    2.00%    2.00%

Please see "Choosing a Share Class" on page 14 for an explanation of how and when these sales charges apply.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                               CLASS A  CLASS B  CLASS C  CLASS R/1
-------------------------------------------------------------------
Management fees                 0.75%    0.75%    0.75%    0.75%
Distribution and service
(12b-1) fees                    0.45%    1.00%    0.99%    0.50%
Other expenses                  0.26%    0.26%    0.26%    0.26%
                               ------------------------------------
Total annual Fund operating
expenses                        1.46%    2.01%    2.00%    1.51%
                               ------------------------------------
Management fee reduction/6     -0.01%   -0.01%   -0.01%   -0.01%
                               ------------------------------------
Net annual Fund operating
expenses/6                      1.45%    2.00%    1.99%    1.50%
                               ------------------------------------

1. The Fund began offering Class R shares on January 1, 2002. Annual Fund operating expenses are based on the expenses for Class A, B and C for the fiscal year ended September 30, 2001. The distribution and service (12b-1) fees are based on the maximum fees allowed under Class R's Rule 12b-1 plan.
2. There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see page 14) and purchases by certain retirement plans without an initial sales charge.
3. Declines to zero after six years.
4. This is equivalent to a charge of 1% based on net asset value.
5. This fee is only for Market Timers (see page 28).
6. For the fiscal year ended September 30, 2001, the manager had agreed in advance to limit its management fee. The manager had agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an exemptive order by the Securities and Exchange Commission.

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

o  You invest $10,000 for the periods shown;
o  Your investment has a 5% return
   each year; and
o  The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                             1 YEAR  3 YEARS  5 YEARS 10 YEARS
----------------------------------------------------------------
If you sell your shares
at the end of the period:
CLASS A                      $714/1   $1,007   $1,322  $2,210
CLASS B                      $603    $927     $1,278  $2,186/2
CLASS C                      $399    $718     $1,162  $2,394
CLASS R                      $253    $474     $818    $1,791
If you do not sell your
shares:
CLASS B                      $203    $627     $1,078  $2,186/2
CLASS C                      $300    $718     $1,162  $2,394
CLASS R                      $153    $474     $818    $1,791

1. Assumes a contingent deferred sales charge (CDSC) will not apply.
2. Assumes conversion of Class B shares to Class A shares after eight years, lowering your annual expenses from that time on.

III. The following information is added to the section "Financial Highlights" on page 12:

                                                 YEAR ENDED
CLASS A                                          SEPTEMBER 30, 2001
----------------------------------------------------------------------

PER SHARE DATA ($)
Net asset value, beginning of period                      20.02
                                                 ---------------------
 Net investment income1                                     .18
 Net realized and unrealized gains                         2.70
                                                 ---------------------
Total from investment operations                           2.88
                                                 ---------------------
 Distributions from net investment income                  (.19)
                                                 ---------------------
Total distributions                                        (.19)
                                                 ---------------------
Net asset value, end of period                            22.71
                                                 =====================
Total return (%)/2                                        14.40

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)                   297,316
Ratios to average net assets: (%)
 Expenses                                                  1.45
 Net investment income                                      .78
Portfolio turnover rate (%)                               18.72

                                                 YEAR ENDED
CLASS B                                          SEPTEMBER 30, 2001
----------------------------------------------------------------------

PER SHARE DATA ($)
Net asset value, beginning of period                      19.96
                                                 ---------------------
 Net investment income/1                                    .06
 Net realized and unrealized gains                         2.69
                                                 ---------------------
Total from investment operations                           2.75
                                                 ---------------------
Distributions from net investment income                   (.09)
Total distributions                                        (.09)
                                                 ---------------------
Net asset value, end of period                            22.62
                                                 =====================
Total return (%)/2                                        13.77

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)                     4,934
Ratios to average net assets: (%)
 Expenses                                                  2.00
 Net investment income                                      .24
Portfolio turnover rate (%)                               18.72

                                                 YEAR ENDED
CLASS C                                          SEPTEMBER 30, 2001
----------------------------------------------------------------------

PER SHARE DATA ($)
Net asset value, beginning of period                      19.92
                                                 ---------------------
 Net investment income/1                                    .05
 Net realized and unrealized gains                         2.70
                                                 ---------------------
Total from investment operations                           2.75
                                                 ---------------------
 Distributions from net investment income                  (.07)
Total distributions                                        (.07)
                                                 ---------------------
Net asset value, end of period                            22.60
                                                 =====================
Total return (%)/2                                        13.78

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)                   32,074
Ratios to average net assets: (%)
 Expenses                                                  1.99
 Net investment income                                      .23
Portfolio turnover rate (%)                               18.72

1. Based on average shares outstanding effective year-ended September 30, 1999.
2. Total return does not include sales charges, and is not annualized.

IV. The first paragraph under the section "Choosing a Share Class" on page 14 is replaced with the following:

Each class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. Your investment representative can help you decide.


Class A               Class B           Class C          Class R
-------------------------------------------------------------------------------
o  Initial sales      o  No initial     o  Initial       o  No initial
   charge of 5.75%       sales charge      sales charge     sales charge
   or less                                 of 1%

o  Deferred sales     o  Deferred       o  Deferred      o  Except for
   charge of 1% on       sales charge      sales charge     ValuSelect plans
   purchases of $1       of 4% on          of 1% on         and plans for
   million or more       shares you        shares you       which Franklin
   sold within 12        sell within       sell within      Templeton
   months.               the first         18 months        Investments
   Effective for         year,                              provides
   purchases on or       declining to                       recordkeeping,
   after February 1,     1% within six                      deferred sales
   2002, the             years and                          charge of 1% on
   holding period is     eliminated                         shares you sell
   extended to 18        after that                         within 18 months
   months.                                                  (charged at plan
                                                            level based on
                                                            initial
                                                            investment for
                                                            Qualified plans).

o  Lower annual       o  Higher         o  Higher        o  Higher annual
   expenses than         annual            annual           expenses than
   Class B, C or R       expenses than     expenses         Class A due to
   due to lower          Class A (same     than Class A     higher
   distribution fees     as Class C)       (same as         distribution fees
                         due to higher     Class B) due     (lower than Class
                         distribution      to higher        B and Class C).
                         fees.             distribution     No conversion to
                         Automatic         fees. No         Class A shares,
                         conversion to     conversion       so annual
                         Class A           to Class A       expenses do not
                         shares after      shares, so       decrease.
                         eight years,      annual
                         reducing          expenses do
                         future annual     not decrease.
                         expenses.


V. Under the section "Investments of $1 Million or More" on page 14, effective for purchases on or after February 1, 2002, the holding period for the deferred sales charge of 1% on new Class A purchases of $1 million or more will be extended to 18 months.

VI.  The section "Retirement Plans" on page 15 is replaced with the following:

RETIREMENT PLANS Class B shares are available to certain retirement plans, including IRAs (of any type), Franklin Templeton Bank & Trust 403(b) plans, and Franklin Templeton Bank & Trust qualified plans with participant or earmarked accounts, when such retirement plans are ineligible to purchase Class R shares.

VII. The following is added under the section "Choosing a Share Class" on page 14:

SALES CHARGES - CLASS R

With Class R shares, there is no initial sales charge.

RETIREMENT PLANS Class R shares are available to the following investors:

o Qualified Retirement Plans, including 401(k), profit sharing, money purchase pension and defined benefit plans; ERISA covered 403(b)s, and; certain non-qualified deferred compensation arrangements that operate in a similar manner to Qualified plans, such as 457 plans and executive deferred compensation arrangements, with assets less than $20 million,

o ValuSelect plans and other retirement plans where Franklin Templeton Investments contracts with the plan sponsor to provide participant level recordkeeping with assets less than $10 million, and

o Investors who open a Franklin Templeton IRA Rollover with less than $1 million from a retirement plan that offered Franklin Templeton funds other than a current or former Franklin Templeton employee or as the result of a spousal rollover, a QDRO, or a rollover of assets from a same employer sponsored Franklin Templeton money purchase plan in existence prior to January 1, 2002, to a new or existing Franklin Templeton profit sharing plan.

MAXIMUM PURCHASE AMOUNT The maximum lump sum amount you may invest in Class R share IRA Rollovers is $999,999. We place any investment of $1 million or more in Class A shares since Class A's annual expenses are lower. There is no maximum purchase amount for Qualified plans.

CDSC Except for ValuSelect plans and other retirement plans where Franklin Templeton Investments contracts with the plan sponsor to provide participant level recordkeeping, there is a 1% contingent deferred sales charge (CDSC) on any Class R shares you sell within 18 months of purchase. The CDSC is applied at the plan level based on initial investment for Qualified plans. The way we calculate the CDSC is the same for each class (please see CDSC section on page 16 of the Prospectus).

DISTRIBUTION AND SERVICE (12B-1) FEES Class R has a distribution plan, sometimes known as a Rule 12b-1 plan, that allows the Fund to pay distribution and other fees of up to 0.50% per year for the sale of Class R shares and for services provided to shareholders. Because these fees are paid out of Class R's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

VIII. The paragraph heading on page 16 "Contingent Deferred Sales Charge (CDSC)
- Class A, B & C" is replaced with the following:

CONTINGENT DEFERRED SALES CHARGE (CDSC) - CLASS A, B, C & R

IX. The second paragraph under "Reinstatement Privilege" on page 17 is replaced with the following:

If you paid a CDSC when you sold your Class A, C or R shares, we will credit your account with the amount of the CDSC paid but a new CDSC will apply. For Class B shares reinvested in Class A, a new CDSC will not apply, although your account will not be credited with the amount of any CDSC paid when you sold your Class B shares.

X. The table under "Buying Shares - Minimum investments" on page 18 is replaced with the following:

[Insert graphic of a paper with lines
and someone writing] BUYING SHARES
                     -------------

MINIMUM INVESTMENTS
------------------------------------------------------------------
                                        INITIAL      ADDITIONAL
------------------------------------------------------------------
Regular accounts                        $1,000       $50
------------------------------------------------------------------
Automatic investment plans              $50 ($25     $50 ($25
                                        for an       for an
                                        Education    Education
                                        IRA)         IRA)
------------------------------------------------------------------
UGMA/UTMA accounts                      $100         $50
------------------------------------------------------------------
Retirement accounts including           no minimum   no minimum
Qualified plans (other than IRAs, IRA
rollovers, Education IRAs or Roth IRAs)
------------------------------------------------------------------
IRAs, IRA rollovers, Education IRAs or
Roth IRAs                               $250         $50
------------------------------------------------------------------
Broker-dealer sponsored wrap account
programs                                $250         $50
------------------------------------------------------------------
Full-time employees, officers,          $100         $50
trustees and directors of Franklin
Templeton entities, and their
immediate family members
------------------------------------------------------------------

XI. The footnote under the section "Distribution Options" on page 21 is replaced with the following:

*Class B and C shareholders may reinvest their distributions in Class A shares of any Franklin Templeton money fund. ValuSelect plans and other retirement plans where Franklin Templeton Investments has contracted with the plan sponsor to provide participant level recordkeeping may direct distributions to Class A shares if Class R shares are not offered by that fund.

XII. The following sentence is added under "Franklin Templeton Online" on page
22:

You may also register online for Franklin Templeton's convenient electronic delivery of your important shareholder documents.

XIII. The first paragraph under "Telephone/Online Privileges" on page 22 is replaced with the following:

You will automatically receive telephone/online privileges when you open your account, allowing you to obtain or view your account information, and conduct a number of transactions by phone or online, including: buy, sell, or exchange shares of most funds; use electronic funds transfer to buy or sell shares of most funds; change your address; request a year-end statement; add or change account services (including distribution options, systematic withdrawals, automatic investment plans). In addition, you may elect to receive your important shareholder documents online and discontinue receiving paper copies.

XIV. The following is added to the third sentence of the second paragraph of "Telephone/Online Privileges" on page 22:

If you are registered for online services, you may enroll online in Franklin Templeton's electronic delivery program for your important shareholder documents. This will allow you to receive electronic delivery (through our website) of most funds' prospectuses, annual/semiannual reports to shareholders, and proxy statements, as well as your account(s) statements and trade confirmations, and discontinue receiving your paper copies through the U.S. mail.

XV. The third and fourth paragraphs under "Telephone/Online Privileges" on page 22 are deleted.

XVI. The seventh sentence of the fifth paragraph on page 23

"Telephone/Online Privileges" is replaced with the following: Of course, you can decline telephone buy, sell, or exchange privileges on your account application, or choose not to register for online privileges.

XVII. The following paragraph is added under the section "Exchange Privilege" beginning on page 23:

For ValuSelect plans and other retirement plans where Franklin Templeton Investments has contracted with the plan sponsor to provide participant level recordkeeping, you may exchange your Class R shares for Class A shares of another Franklin Templeton fund if that fund does not offer Class R shares.

XVIII. The last sentence under "Statements and Reports" on page 27 is replaced with the following:

You can also review these documents on our website if you have registered to view your account information online. If you are registered for online services, you may also enroll online in Franklin Templeton's electronic delivery program for your important shareholder documents. This will allow you to receive electronic delivery (through our website) of most funds' prospectuses, annual/semiannual reports to shareholders, and proxy statements, as well as your account(s) statements and trade confirmations, and discontinue receiving your paper copies through the U.S. mail. Visit us online at franklintempleton.com for more information.

XIX. The following section is added after Joint Accounts on page 28:

JOINT ACCOUNT RISK WITH TELEPHONE/ONLINE PRIVILEGES. You will automatically receive telephone/online privileges when you open your account. If your account has more than one registered owner, telephone/online privileges allow each Fund to accept online registration for online services (including electronic delivery of important shareholder documents) and transaction instructions online or by telephone from only one registered owner. This means that any one registered owner on your account, acting alone and without the consent of any other registered owner, may give the Fund instructions by telephone, online or in writing (subject to any limitations in telephone or online privileges) to:

Exchange shares from a jointly registered fund account requiring all registered owner signatures into an identically registered money fund account that only requires one registered owner's signature to redeem shares;

Redeem Fund shares and direct the redemption proceeds to a bank account that may or may not be owned by you and, if owned by you jointly with someone else, only requires one person to withdraw funds by check or otherwise;

Change the bank account to which Fund share redemption proceeds may be sent, which bank account may not be owned by you;

Purchase Fund shares by debiting a bank account that may be owned by you; and

Change the bank account that may be debited for Fund share purchases, which new account may be owned by you.

If you do NOT want another registered owner on your account to be able to issue these kinds of instructions to the Fund without your consent, you must instruct the Fund to deny/terminate online privileges and the ability to issue such instructions by telephone so that these types of instructions will only be accepted in writing signed by all account owners. This decision will apply to any other fund into which you may exchange your jointly owned Fund shares. Any later decision to permit these types of instructions by telephone and/or online will need to be given to the Fund in a written instruction signed by all registered owners.

XX. The two paragraphs under the section "Market Timers" on page 28 is replaced with the following:

MARKET TIMERS The Fund may restrict or refuse purchases or exchanges by Market Timers. You may be considered a Market Timer if you have (i) requested an exchange or redemption out of any of the Franklin Templeton funds within two weeks of an earlier purchase or exchange request out of any fund, or (ii) exchanged or redeemed shares out of any of the Franklin Templeton funds more than twice within a rolling 90 day period. Accounts under common ownership or control with an account that is covered by (i) or (ii) also are subject to these limits.

Anyone, including the shareholder or the shareholder's agent, who is considered to be a Market Timer by the Fund, its manager or shareholder services agent, will be issued a written notice of their status and the Fund's policies. Identified Market Timers will be required to register with the market timing desk of Franklin Templeton Investor Services, LLC, and to place all purchase, exchange and redemption trade requests through the desk. Some funds do not allow investments by Market Timers. Identified Market Timers who redeem or exchange their shares of the Fund within 90 days of purchase will be assessed a fee of 2% of redemption proceeds. This redemption fee does not apply to 401(k) participant accounts, accounts not held individually through Franklin Templeton Investors Services, LLC, and funds under the automatic dividend reinvestment program and the systematic withdrawal program.

XXI. The section "Dealer Compensation" on page 29 is replaced with the following:

DEALER COMPENSATION Qualifying dealers who sell Fund shares may receive sales commissions and other payments. These are paid by Franklin Templeton Distributors, Inc. (Distributors) from sales charges, distribution and service (12b-1) fees and its other resources.

                         CLASS A CLASS B CLASS C CLASS R
------------------------------------------------------------
COMMISSION (%)       ---        4.00      2.00/3    1.00/5
Investment under     5.00       ---       ---      ---
$50,000
$50,000 but under    3.75       ---       ---      ---
$100,000
$100,000 but under   2.80       ---       ---      ---
$250,000
$250,000 but under   2.00       ---       ---      ---
$500,000
$500,000 but under   1.60       ---       ---      ---
$1 million
$1 million or more  up to       ---       ---      ---
                    1.00/1
12B-1 FEE TO DEALER  0.50/1     0.25/2   1.00/4   .035/5

A dealer commission of up to 1% may be paid on Class A NAV purchases by certain retirement plans/1 and on Class C NAV purchases. A dealer commission of up to 0.25% may be paid on Class A NAV purchases by certain trust companies and bank trust departments, eligible governmental authorities, and broker-dealers or others on behalf of clients participating in comprehensive fee programs.

MARKET TIMERS. Please note that for Class A NAV purchases by Market Timers, including purchases of $1 million or more, dealers are not eligible to receive the dealer commission. Dealers, however, may be eligible to receive the 12b-1 fee from the date of purchase.

1. For purchases at NAV where Distributors paid a prepaid commission, dealers may start to receive the 12b-1 fee in the 13th month after purchase.
2. Dealers may be eligible to receive up to 0.25% from the date of purchase. After 8 years, Class B shares convert to Class A shares and dealers may then receive the 12b-1 fee applicable to Class A.
3. Commission  includes  advance of the first year's 0.25% 12b-1 service fee.
4. Dealers may be eligible to receive up to 0.25% at time of purchase and may be eligible to receive 1.00% starting in the 13th month. During the first 12 months, the full 12b-1 fee will be paid to Distributors to partially offset commission and the prepaid service fee paid at the time of purchase.
5. Dealers may be eligible to receive a 12b-1 fee of 0.35% starting in the 13th month. During the first 12 months, the full 12b-1 fee will be paid to Distributors to partially offset commission paid at the time of purchase.
Starting in the 13th month, Distributors will receive 0.15%. Dealers may be eligible to receive the full 0.50% 12b-1 fee starting at the time of purchase if they forego the prepaid commission.


               Please keep this supplement for future reference.





158 SA-1

                        SUPPLEMENT DATED JANUARY 1, 2002
                 TO THE STATEMENT OF ADDITIONAL INFORMATION OF
                             FRANKLIN MANAGED TRUST
                        (FRANKLIN RISING DIVIDENDS FUND)
                             DATED FEBRUARY 1, 2001

The Statement of Additional Information is amended as follows:

I. As of January 1, 2002, the Fund offers four classes of shares: Class A, Class B, Class C, and Class R.

II. The following is added at the end of the second paragraph on page 1:

The audited financial statements in the Funds' Annual Report to Shareholders, for the fiscal year ended September 30, 2001, are also incorporated by reference.

III. The second and seventh paragraphs under the section "Organization, Voting Rights and Principal Holders" on page 11 are replaced with the following:

The Fund currently offers four classes of shares, Class A, Class B, Class C, and Class R. The Fund may offer additional classes of shares in the future. The full title of each class is:

o     Franklin Rising Dividends Fund -  Class A
o     Franklin Rising Dividends Fund -  Class B
o     Franklin Rising Dividends Fund -  Class C
o     Franklin Rising Dividends Fund -  Class R

As of December 3, 2001, the officers and board members as a group, owned of record and beneficially less than 1% of the outstanding shares of each class. The board members may own shares in other funds in Franklin Templeton Investments.

IV. The first paragraph under the section "Buying and Selling Shares - Initial sales charges" on page 12 is replaced with the following:

The maximum initial sales charge is 5.75% for Class A and 1% for Class C. There is no initial sales charge for Class B and Class R.

V. The two paragraphs under "Buying and Selling Shares - Retirement plans" on page 15 are replaced with the following:

RETIREMENT PLANS. Effective January 1, 2002,(i) individual retirement accounts with investments of $1 million or more, (ii) Qualified Retirement Plans, ERISA covered 403(b)'s and certain non-qualified deferred compensation arrangements that operate in a similar manner to Qualified Retirement Plans, such as 457 plans and executive deferred compensation arrangements, with assets of $20 million or more, (iii) ValuSelect plans and other retirement plans where Franklin Templeton Investments contracts with the plan sponsor to provide participant level recordkeeping with assets of $10 million or more and(iv) ValuSelect plans and other retirement plans where Franklin Templeton Investments contracts with the plan sponsor to provide participant level recordkeeping with assets of less than $10 million if Class R shares are not offered on a particular fund are eligible to buy Class A shares without an initial sales charge.

Retirement plans with assets invested in one or more Franklin Templeton funds on December 31, 2001, or in contract on December 31, 2001, to add one or more Franklin Templeton funds to the plan's investment options, and sponsored by an employer (i) with at least 100 employees, or (ii) with retirement plan assets of $1 million or more, or (iii) that agreed to invest at least $500,000 in Franklin Templeton funds over a 13 month period may continue to buy Class A shares without an initial sales charge.

The following investors are eligible to buy Class R shares: (i) Qualified Retirement Plans, ERISA covered 403(b)'s and certain non-qualified deferred compensation arrangements that operate in a similar manner to Qualified Retirement Plans, such as 457 plans and executive deferred compensation arrangements, with assets less than $20 million, (ii) ValuSelect plans and other retirement plans where Franklin Templeton Investments contracts with the plan sponsor to provide participant level recordkeeping with assets less than $10 million, and (iii) investors who open an IRA Rollover with less than $1 million from a retirement plan that offered Franklin Templeton funds other than a current or former Franklin Templeton employee or as the result of a spousal rollover, a QDRO or a rollover of assets from a same employer sponsored Franklin Templeton money purchase pension plan in existence prior to January 1, 2002, to a new or existing Franklin Templeton profit sharing plan.

A "Qualified Retirement Plan" is an employer sponsored pension or profit sharing plan that qualifies under section 401(a) of the Internal Revenue Code, including 401(k), money purchase pension, profit sharing and defined benefit plans.

Retirement plans that are not Qualified Retirement Plans, SIMPLEs (savings incentive match plans for employees) or SEPs (employer sponsored simplified employee pension plans established under section 408(k) of the Internal Revenue
Code) must meet the group purchase requirements described above to be able to buy Class A shares without an initial sales charge. We may enter into a special arrangement with a securities dealer, based on criteria established by the Fund, to add together certain small Qualified Retirement Plan accounts for the purpose of meeting these requirements.

VI. The second paragraph under the section "Buying and Selling Shares - Dealer compensation" on page 15 is replaced with the following:

Distributors may pay the following commissions, out of its own resources, to securities dealers who initiate and are responsible for purchases of Class A shares of $1 million or more: 1.00% on sales of $1 million to $4 million, plus 0.50% on sales over $4 million to $50 million, plus 0.25% on sales over $50 million.

VII. The third paragraph under the section "Buying and Selling Shares - Dealer compensation" on page 15 is deleted.

VIII. The fourth paragraph under the section "Buying and Selling Shares - Dealer compensation" on page 15 is replaced with the following:

Distributors or one of its affiliates may pay up to 1% on sales of $1 million to $4 million, plus 0.50% on sales over $4 million to $50 million, plus 0.25% on sales over $50 million, out of its own resources, to securities dealers who initiate and are responsible for purchases of Class A shares by certain retirement plans without an initial sales charge. These payments may be made in the form of contingent advance payments, which may be recovered from the securities dealer or set off against other payments due to the dealer if shares are sold within 12 months of the calendar month of purchase. Other conditions may apply. All terms and conditions may be imposed by an agreement between Distributors, or one of its affiliates, and the securities dealer.

IX. The first paragraph under the section "Buying and Selling Shares - Contingent deferred sales charge (CDSC)" on page 16 is replaced with the following:

If you invest $1 million or more in Class A shares, either as a lump sum or through our cumulative quantity discount or letter of intent programs, a CDSC may apply on any shares you sell within 18 months of purchase effective February 1, 2002. For purchases made prior to February 1, 2002, a CDSC of 1% may apply to shares redeemed within 12 months of purchase. For Class C and Class R shares, a CDSC may apply if you sell your shares within 18 months of purchase. For Class R shares, except for ValuSelect plans and other retirement plans where Franklin Templeton Investments contracts with the plan sponsor to provide participant level recordkeeping, the CDSC is applied at the plan level based on initial investment for qualified plans. The CDSC is 1% of the value of the shares sold or the net asset value at the time of purchase, whichever is less.

X. The following is added under the section "Buying and Selling Shares - CDSC waivers" on page 16:

o Redemptions of Class R shares by investors if the securities dealer of record waived its commission in connection with the purchase.

XI. The following is added under the section "Buying and Selling Shares", beginning on page 12:

CONVERSION OF CLASS R SHARES TO CLASS A SHARES Effective October 1, 2002, when ValuSelect plans and other retirement plans where Franklin Templeton Investments contracts with the plan sponsor to provide participant level recordkeeping reach $10 million, assets may be transferred from Class R shares into Class A shares at NAV if Franklin Templeton Investments is notified by the plan sponsor. For all other Qualified Retirement Plans, when plan assets reach $20 million, assets may be transferred from Class R shares into Class A shares at NAV if Franklin Templeton Investments is notified by the plan sponsor.

XII. The first two paragraphs under "The Underwriter - Distribution and service (12b-1) fees - The Class B and C plans" on page 20 are replaced with the following:

THE CLASS B, C AND R PLANS. For Class B and C shares, the Fund pays Distributors up to 1.00% per year of the class's average daily net assets, out of which 0.25% may be paid for services to the shareholders (service fees). For Class R shares, the Fund pays Distributors up to 0.50% per year of the class's average daily net assets. The Class B, C and R plans also may be used to pay Distributors for advancing commissions to securities dealers with respect to the initial sale of Class B, C and R shares. Class B plan fees payable to Distributors are used by Distributors to pay third party financing entities that have provided financing to Distributors in connection with advancing commissions to securities dealers. Resources owns a minority interest in one of the third party financing entities.

The Class B, C and R plans are compensation plans. They allow the Fund to pay a fee to Distributors that may be more than the eligible expenses Distributors has incurred at the time of the payment. Distributors must, however, demonstrate to the board that it has spent or has near-term plans to spend the amount received on eligible expenses. The Fund will not pay more than the maximum amount allowed under the plans.

XIII. The subheading "The Class A, B and C plans" under "The Underwriter - Distribution and service (12b-1) fees" on page 20 is replaced with "The Class A, B, C and R plans."

XIV. The first paragraph under "Performance" on page 20 is replaced with the following:

Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the Fund be accompanied by certain standardized performance information computed as required by the SEC. Average annual total return and current yield quotations used by the Fund are based on the standardized methods of computing performance mandated by the SEC. Unless otherwise noted, performance figures reflect Rule 12b-1 fees from the date of the plan's implementation. An explanation of these and other methods used by the Fund to compute or express performance follows. Regardless of the method used, past performance does not guarantee future results, and is an indication of the return to shareholders only for the limited historical period used.

Effective January 1, 2002, the Fund began offering Class R shares, which do not have initial sales charges. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to January 1, 2002, a restated figure is used based on the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, reflecting the Rule 12b-1 rate differential between Class A and R; and (b) for periods after January 1, 2002, Class R standardized performance quotations are calculated as described below.

XV. The following information is added to the applicable sections under "Performance," which begins on page 20.

AVERAGE ANNUAL TOTAL RETURN

The average annual total returns for the indicated periods ended September 30, 2001, were:

                           1 YEAR (%)    5 YEARS (%)   10 YEARS (%)
--------------------------------------------------------------------

Class A                        7.83           9.52         9.33

                                                          SINCE
                                                        INCEPTION
                                          1 YEAR (%)   (1/1/99) (%)
--------------------------------------------------------------------

Class B                                       9.77         0.96

                                                          SINCE
                                                        INCEPTION
                           1 YEAR (%)    5 YEARS (%)   (5/1/95) (%)
--------------------------------------------------------------------

Class C                       11.66          10.02        12.50


CUMULATIVE TOTAL RETURN

The cumulative total returns for the indicated periods ended September 30, 2001, were:

                           1 YEAR (%)    5 YEARS (%)   10 YEARS (%)
--------------------------------------------------------------------

Class A                        7.83          57.54        144.04

                                                          SINCE
                                                        INCEPTION
                                          1 YEAR (%)   (1/1/99) (%)
--------------------------------------------------------------------

Class B                                       9.77         2.67

                                                          SINCE
                                                        INCEPTION
                           1 YEAR (%)    5 YEARS (%)   (5/1/95) (%)
--------------------------------------------------------------------

Class C                       11.66         61.19         113.04



               Please keep this supplement for future reference.




                            FRANKLIN MANAGED TRUST
                              FILE NOS. 33-9994 &
                                   811-4894

                                   FORM N-1A

                                    PART C

                               OTHER INFORMATION

ITEM 23.   EXHIBITS

The following exhibits are incorporated by reference to the previously filed documents indicated below, except as noted:

      (a)  Agreement and Declaration of Trust

           (i)  Agreement and Declaration of Trust dated July 7, 1999
                Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                File No. 33-9994
                Filing Date: December 1, 1999

           (ii) Certificate of Trust of Franklin Managed Trust dated July 7,
                1999
                Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                File No. 33-9994
                Filing Date: December 1, 1999

      (b)  By-Laws

(i)   By-Laws
                Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                File No. 33-9994
                Filing Date: December 1, 1999

      (c)  Instruments Defining Rights of Security Holders

           Not Applicable

      (d)  Investment Advisory Contracts

           (i) Management Agreement between Franklin Rising Dividends Fund and Franklin Advisory Services, LLC dated January 26, 2000
                Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A
                File No. 33-9994
                Filing Date: January 30, 2001

      (e)  Underwriting Contracts

           (i) Forms of Dealer Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers dated March 1, 1998
                Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                File No. 33-9994
                Filing Date: December 1, 1999

           (ii) Distribution Agreement between Registrant and
                Franklin/Templeton Distributors, Inc. Dated February 1, 2000
                Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A
                File No. 33-9994
                Filing Date: January 30, 2001

      (f)  Bonus or Profit Sharing Contracts

                Not Applicable

      (g)  Custodian Agreements

           (i) Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
                Registrant: Franklin New York Tax-Free Trust
                Filing: Post-Effective Amendment No. 13 to Registration Statement on Form N-1A
                File No. 33-7785
                Filing Date: March 1, 1996

          (ii) Amendment dated May 7, 1997 to Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
                Filing: Post-Effective Amendment No. 17 to Registration Statement on Form N-1A
                File No. 33-9994
                Filing Date: January 29, 1998

         (iii) Amendment dated August 30, 2000, to Exhibit A of the Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
                Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A
                File No. 33-7785
                Filing Date: January 30, 2001

         (iv) Foreign Custody Manager Agreement between Registrant and Bank of New York dated July 30, 1998, effective February 27, 1998
                Filing: Post-Effective Amendment No. 18 to Registration Statement on Form N-1A
                File No. 33-9994
                Filing Date: November 25, 1998

           (v) Amendment dated August 30, 2000, to Schedule 1 of the Foreign Custody Manager Agreement dated July 30, 1998
                Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A
                File No. 33-7785
                Filing Date: January 30, 2001

           (vi) Amendment dated September 1, 2000, to Schedule 2 of the Foreign Custody Manager Agreement dated July 30, 1998
                Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A
                File No. 33-7785
                Filing Date: January 30, 2001

          (vii) Terminal Link Agreement between Registrant and Bank of New York dated February 16, 1996
                Registrant: Franklin New York Tax-Free Trust
                Filing: Post-Effective Amendment No. 13 to Registration Statement on Form N-1A
                File No. 33-7785
                Filing Date: March 1, 1996

      (h)  Other Material Contracts

           (i) Subcontract for Fund Administrative Services dated January 1, 2001 between Franklin Advisory Services, Inc. and Franklin Templeton Services, LLC.
                Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A
                File No. 33-7785
                Filing Date: January 30, 2001

      (i)  Legal Opinion

           (i)  Opinion and Consent of Counsel dated November 20, 1998
                Filing: Post-Effective Amendment No. 18 to Registration Statement on Form N-1A
                File No. 33-9994
                Filing Date: November 25, 1998

      (j)  Other Opinions

           (i)  Consent of Independent Auditors

      (k)  Omitted Financial Statements

           Not Applicable

      (l)  Initial Capital Agreements

           (i)  Letter of Understanding dated April 12, 1995
                Filing: Post-Effective Amendment No. 12 to Registration Statement of Registrant on Form N-1A
                File No. 33-9994
                Filing Date: April 24, 1995

      (m)  Rule 12b-1 Plan

           (i) Amended and Restated Distribution Plan between Franklin Rising Dividends Fund and Franklin/Templeton Distributors, Inc., dated February 1, 2000
                Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A
                File No. 33-9994
                Filing Date: January 30, 2001

          (ii) Class C Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin Rising Dividends Fund and Franklin/Templeton Distributors, Inc. dated February 1, 2000
                Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A
                File No. 33-9994
                Filing Date: January 30, 2001

         (iii) Class B Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin Rising Dividends Fund, and Franklin/Templeton Distributors, Inc. dated February 1, 2000
                Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A
                File No. 33-9994
                Filing Date: January 30, 2001

          (iv) Class R Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin Rising Dividends Fund, and Franklin/Templeton Distributors, Inc. dated January 1, 2002

      (n)  Rule 18f-3 Plan

           (i) Multiple Class Plan for Franklin Rising Dividends Fund dated October 8, 2001

(p)   Code of Ethics

           (i)  Code of Ethics
                Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A
                File No. 33-9994
                Filing Date: January 30, 2001

      (q)  Power of Attorney

           (i)  Power of Attorney dated February 24, 2000
                Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A
                File No. 33-9994
                Filing Date: January 30, 2001

ITEM 24.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

           None

ITEM 25.   INDEMNIFICATION

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Please see the Declaration of Trust, By-Laws, Management and Distribution Agreements, previously filed as exhibits and incorporated herein by reference.

ITEM 26.   BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

The officers and directors of the Registrant's manager also serve as officers and/or directors/trustees for (1) the manager's corporate parent, Franklin Resources, Inc., and/or (2) other investment companies in Franklin Templeton Investments. For additional information please see Part B and Schedules A and D of Form ADV of the Fund's Investment Manager (SEC File 801-51967), incorporated herein by reference, which sets forth the officers and directors of the Investment Manager and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

ITEM 27.   PRINCIPAL UNDERWRITERS

a) Franklin/Templeton Distributors, Inc., (Distributors) also acts as principal underwriter of shares of:

Franklin California Tax-Free Income Fund, Inc.
Franklin California Tax-Free Trust
Franklin Custodian Funds, Inc.
Franklin Federal Money Fund
Franklin Federal Tax-Free Income Fund
Franklin Floating Rate Master Trust
Franklin Floating Rate Trust
Franklin Global Trust
Franklin Gold and Precious Metals Fund
Franklin Growth and Income Fund
Franklin High Income Trust
Franklin Investors Securities Trust
Franklin Money Fund
Franklin Mutual Series Fund Inc.
Franklin Municipal Securities Trust
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Strategic Series
Franklin Tax-Exempt Money Fund
Franklin Tax-Free Trust
Franklin Templeton Fund Allocator Series
Franklin Templeton Global Trust
Franklin Templeton International Trust
Franklin Templeton Money Fund Trust
Franklin Value Investors Trust
Franklin Templeton Variable Insurance Products Trust
Institutional Fiduciary Trust

Templeton Capital Accumulator Fund, Inc.
Templeton Developing Markets Trust
Templeton Funds, Inc.
Templeton Global Investment Trust
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund, Inc.
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds, Inc.


b) The information required by this Item 27 with respect to each director and officer of Distributors is incorporated by reference to Part B of this N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 8-5889).

c) Not Applicable. Registrant's principal underwriter is an affiliated person of an affiliated person of the Registrant.

ITEM 28.   LOCATION OF ACCOUNTS AND RECORDS

The accounts, books or other documents required to be maintained by Section 31
(a) of the Investment Company Act of 1940 are kept by the Fund or its shareholder services agent, Franklin/Templeton Investor Services, LLC, both of whose principal address is One Franklin Parkway, San Mateo, CA. 94403-1906.

ITEM 29.   MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Part A or Part B.

ITEM 30.   UNDERTAKINGS

   Not Applicable

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 17th day of December, 2001.

                                    FRANKLIN MANAGED TRUST
                                    (Registrant)


                                    By:   /s/ DAVID P. GOSS
                                          David P. Goss
                                          Vice President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

WILLIAM J. LIPPMAN*              Principal Executive Officer and
-------------------
William J. Lippman               Trustee
                                 Dated: December 17, 2001

MARTIN L. FLANAGAN*              Principal Financial Officer
-------------------
Martin L. Flanagan               Dated: December 17, 2001

KIMBERLEY H. MONASTERIO          Principal Accounting Officer
-----------------------
Kimberley H. Monasterio          Dated: December 17, 2001

FRANK T. CROHN*                  Trustee
---------------
Frank T. Crohn                   Dated: December 17, 2001

CHARLES RUBENS, II*              Trustee
-------------------
Charles Rubens, II               Dated: December 17, 2001

LEONARD RUBIN*                   Trustee
--------------
Leonard Rubin                    Dated: December 17, 2001


*By:  /s/ DAVID P. GPSS
      David P. Goss
      Attorney-in-Fact
      (Pursuant to Power of Attorney previously filed)

                            FRANKLIN MANAGED TRUST
                            REGISTRATION STATEMENT

                                EXHIBITS INDEX

EXHIBIT NO.        DESCRIPTION                            LOCATION

EX-99.(a)(i)       Agreement and Declaration of Trust         *
                   dated July 7, 1999

EX-99.(a)(ii)      Certificate of Trust of Franklin           *
                   Managed Trust dated July 7, 1999

EX-99.(b)(i)       By-Laws                                    *

EX-99.(d)(i)       Management Agreement between               *
                   Franklin Rising Dividends Fund and
                   Franklin Advisory Services, LLC
                   dated January 26, 2000

EX-99.(e)(i)       Forms of Dealer Agreements between         *
                   Franklin/Templeton Distributors,
                   Inc. and Securities Dealers dated
                   March 1, 1998

EX-99.(e)(ii)      Distribution Agreement between             *
                   Registrant and Franklin/Templeton
                   Distributors, Inc. dated February
                   1, 2000

EX-99.(g)(i)       Master Custody Agreement between           *
                   Registrant and Bank of New York
                   dated February 16, 1996

EX-99.(g)(ii)      Amendment dated May 7, 1997 to             *
                   Master Custody Agreement between
                   Registrant and Bank of New York
                   dated February 16, 1996

EX-99.(g)(iii)     Amendment dated August 30, 2000, * to Exhibit A of the Master
                   Custody Agreement between Registrant and Bank of New York dated February
                   16, 1996

EX-99.(g)(iv)      Foreign Custody Manager Agreement * between Registrant and
                   Bank of New York dated July 30, 1998, effective February 27,
                   1998

EX-99.(g)(v)       Amendment dated August 30, 2000,           *
                   to Schedule 1 of the Foreign
                   Custody Manager Agreement dated
                   July 30, 1998

EX-99.(g)(vi)      Amendment dated September 1, 2000          *
                   to Schedule 2 of the Foreign
                   Custody Manager Agreement dated
                   July 30, 1998

EX-99.(g)(vii)     Terminal Link Agreement between            *
                   Registrant and Bank of New York
                   dated February 16, 1996

EX-99.(h)(i)       Subcontract for Fund                       *
                   Administrative Services dated
                   January 1, 2001 between Franklin
                   Advisory Services, Inc. and
                   Franklin Templeton Services, LLC.

EX-99.(i)(i)       Opinion and Consent of Counsel             *
                   dated November 20, 1998

EX-99.(j)(i)       Consent of Independent Auditors        Attached

EX-99.(l)(i)       Letter of Understanding dated              *
                   April 12, 1995

EX-99.(m)(i)       Amended and Restated Distribution          *
                   Plan between Franklin Rising
                   Dividends Fund and
                   Franklin/Templeton Distributors,
                   Inc. dated February 1, 2000

EX-99.(m)(ii)      Class C Distribution Plan pursuant         *
                   to Rule 12b-1 between Registrant,
                   on behalf of Franklin Rising
                   Dividends Fund, and
                   Franklin/Templeton Distributors,
                   Inc. dated February 1, 2000

EX-99.(m)(iii)     Class B Distribution Plan pursuant         *
                   to Rule 12b-1 between Registrant,
                   on behalf of Franklin Rising
                   Dividends Fund, and
                   Franklin/Templeton Distributors,
                   Inc. dated February 1, 2000

EX-99.(m)(iv)      Class R Distribution Plan pursuant     Attached
                   to Rule 12b-1 between Registrant,
                   on behalf of Franklin Rising
                   Dividends Fund, and
                   Franklin/Templeton Distributors,
                   Inc. dated January 1, 2002

EX-99.(n)(i)       Multiple Class Plan for Franklin       Attached
                   Rising Dividends Fund dated
                   October 8, 2001

EX-99.(p)(i)       Code of Ethics                             *

EX-99.(q)(i)       Power of Attorney dated February           *
                   24, 2000



* Incorporated by reference